Schedule of Investments (unaudited)	iShares® Asia/Pacific Dividend ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 32.7%
Australia & New Zealand Banking Group Ltd.	41,975	$747,003
Bank of Queensland Ltd.	121,321	599,914
Bendigo & Adelaide Bank Ltd.	113,736	810,757
CSR Ltd.	168,491	630,577
Fortescue Metals Group Ltd.	166,310	2,626,958
Harvey Norman Holdings Ltd.	241,640	767,144
JB Hi-Fi Ltd.	21,087	725,024
Magellan Financial Group Ltd.	158,849	1,009,789
Nick Scali Ltd.	85,694	728,869
Perpetual Ltd.	32,637	591,278
Rio Tinto Ltd.	14,677	1,317,074
Suncorp Group Ltd.	109,217	970,867
Super Retail Group Ltd.	141,465	1,276,589
Westpac Banking Corp.	45,083	758,561
		13,560,404
China — 1.6%
Orient Overseas International Ltd.(a)	41,000	681,536

Hong Kong — 30.4%
BOC Hong Kong Holdings Ltd.	181,500	634,322
CK Hutchison Holdings Ltd.	94,500	601,393
CK Infrastructure Holdings Ltd.	110,500	614,772
Henderson Land Development Co. Ltd.	193,000	712,941
Hongkong Land Holdings Ltd.	112,100	548,031
Hysan Development Co. Ltd.	321,000	1,079,987
Kerry Properties Ltd.	328,500	832,881
New World Development Co. Ltd.	242,250	724,062
PCCW Ltd.	2,177,000	1,069,698
Power Assets Holdings Ltd.	124,000	701,613
Sino Land Co. Ltd.	624,000	810,874
Sun Hung Kai Properties Ltd.	67,000	950,169
Swire Pacific Ltd., Class A	120,000	1,099,667
Swire Properties Ltd.	257,400	723,437
VTech Holdings Ltd.	230,900	1,526,433
		12,630,280
Japan — 32.9%
Daiwa Securities Group Inc.	152,200	718,247
Electric Power Development Co. Ltd.	36,500	589,056
Fukuoka Financial Group Inc.	31,600	729,063
Haseko Corp.	56,800	657,129
Kansai Electric Power Co. Inc. (The)	62,400	600,106
Kumagai Gumi Co. Ltd.	24,900	511,716
Mitsubishi HC Capital Inc.	134,700	687,528
Mitsui OSK Lines Ltd.	52,100	1,293,055
Mizuho Financial Group Inc.	58,570	914,890
MS&AD Insurance Group Holdings Inc.	18,900	606,193
Security	Shares	Value

Japan (continued)
NGK Spark Plug Co. Ltd.	45,900	$896,937
Nippon Yusen KK	49,700	1,182,306
Nishimatsu Construction Co. Ltd.	26,100	815,320
Sojitz Corp.	45,980	911,614
Sumitomo Corp.	50,300	902,881
Sumitomo Mitsui Financial Group Inc.	22,400	973,528
Sumitomo Mitsui Trust Holdings Inc.	17,700	644,787
		13,634,356
New Zealand — 2.3%
Spark New Zealand Ltd.	284,297	958,574

Total Common Stocks — 99.9%
(Cost: $43,712,969)		41,465,150

Warrants

Australia — 0.0%
Magellan Financial Group Ltd. (Issued/Exercisable 04/14/22, 1 Share for 1 Warrant, Expires 04/16/27, Strike Price AUD35.00)(b)	1	—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.9%
(Cost: $43,712,969)		41,465,150

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)(e)	121,599	121,672
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(d)	10,000	10,000

Total Short-Term Securities — 0.3%
(Cost: $131,660)		131,672

Total Investments — 100.2%
(Cost: $43,844,629)		41,596,822

Liabilities in Excess of Other Assets — (0.2)%		(89,240)

Net Assets — 100.0%		$41,507,582

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Asia/Pacific Dividend ETF
January 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$121,388	(a)	$—	$272	$12	$121,672	121,599	$20,613	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(a)	—	—	—	10,000	10,000	603		—
					$272	$12	$131,672		$21,216		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	2	03/09/23	$31	$804

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$41,465,150	$—	$41,465,150
Warrants	—	—	—	—

Schedule of Investments (unaudited) (continued)	iShares® Asia/Pacific Dividend ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$131,672	$—	$—	$131,672
	$131,672	$41,465,150	$—	$41,596,822
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$804	$—	$804

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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